Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2014
Summary of Significant Accounting Policies[Abstract]
Summary of Significant Accounting Policies

Note 2 - Summary of Significant Accounting Policies

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

For purposes of the statements of cash flows, the Company considers all highly liquid investments purchased with a maturity of three months or less to be cash equivalents.

Concentrations of Credit Risk

The Company, in the ordinary course of business, may maintain bank balances in excess of the Federal Deposit Insurance Corporation's (FDIC) insurance limits. The Company believes it is not exposed to any significant credit risk on cash and cash equivalents.

Accounts Receivable, Net

Accounts receivable represent the amount billed to, but uncollected from customers. Accounts receivable are carried at original invoice amount less an estimate made for doubtful receivables based on a review of all outstanding amounts on a monthly basis. Management determines the allowance for doubtful accounts by identifying past due accounts. Accounts receivable are written off when deemed uncollectible. A receivable is considered to be past due if any portion of the receivable balance is outstanding for more than 90 days past each respective customer's terms. The allowance for doubtful accounts was approximately $6,900 and $2,900, as of December 31, 2014 and 2013, respectively. No interest is charged on late accounts. No material amounts were written off during the year ended December 31, 2014 and 2013.

Revenue Recognition

The Company recognizes revenue when all of the following have occurred: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred; (3) the sales price is fixed or determinable; and (4) collectability is reasonably assured. This generally occurs upon shipment to the customer. Substantially all of the Company's revenue is generated from direct sales of its product to the automotive and powersports aftermarkets.

Fair Value Measurements

The carrying value of cash and cash equivalents, accounts receivable, and accounts payable approximate fair value due to their short maturities. The carrying value of debt approximates fair value, as the interest rates on the outstanding borrowings are at rates that approximate market rates for borrowings with similar terms and maturities. The fair value amounts of receivables from and notes payable to related parties are not practicable to estimate based on the related party nature of the underlying transactions.

Fair Value of Financial Instruments

The Company accounts for financial instruments utilizing a framework for measuring fair value in generally accepted accounting principles. To increase consistency and comparability in fair value measurements, a fair value hierarchy is used that prioritizes the inputs to valuation techniques used to measure fair value into three levels as follows:

Level 1 - quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 - observable inputs other than Level 1, quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, and model-derived prices whose inputs are observable or whose significant value drivers are observable; and

Level 3 - assets and liabilities whose significant value drivers are unobservable.

Observable inputs are based on market data obtained from independent sources, while unobservable inputs are based on the Company's market assumptions. Unobservable inputs require significant management judgment or estimation. In some cases, the inputs used to measure an asset or liability may fall into different levels of the fair value hierarchy. In those instances, the fair value measurement is required to be classified using the lowest level of input that is significant to the fair value measurement. Such determination requires significant management judgment. As of December 31, 2014 and 2013, cash and cash equivalents measured at fair value were classified as Level 1. As of December 31, 2013, the puttable common stock was classified as Level 2 (see Note 10). As of December 31, 2014, the Company classified the warrants liability as Level 2 and Level 3, as appropriate (see Note 11).

Inventory

Inventory is stated at the lower of average cost or market and consists of various ignition components, high voltage cables, spark plugs, and high voltage capacitors. Inventory is separated by raw goods, work in progress, and finished goods. The inventory cost method is first-in, first-out. Indirect overhead and indirect labor are allocated on a per unit basis during the work in progress and finished goods stage of production. The Company monitors inventory for turnover and obsolescence and records a reserve for excess and obsolete inventory as deemed necessary. As of December 31, 2014 and 2013, the Company had recorded a reserve of approximately $8,600 and $24,500, respectively.

Property and Equipment

Property and equipment are carried at cost. Depreciation of property and equipment is charged to operations over the estimated useful lives of the assets based on the following useful lives:

Software	3 years
Vehicles	5 years
Equipment	5 – 10 years
Leasehold improvements	7 years
Furniture and fixtures	7 years

Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, and leasehold improvements are amortized over the shorter of the lease term or the estimated useful lives of the assets. Property and equipment are not depreciated/amortized until placed in service. Upon retirement or disposal of assets, the accounts are relieved of cost and accumulated depreciation and the related gain or loss is reflected in earnings.

Expenditures for major renewals and betterments that extend the useful lives of property and equipment are capitalized. Expenditures for maintenance and repairs are charged to expense as incurred. Depreciation expense totaled $56,529 and $80,361 for the years ended December 31, 2014 and 2013, respectively.

Intangible Assets

Intangible assets subject to amortization include trademarks and patents, which are being amortized on a straight-line basis over the shorter of their legal lives or estimated economic life. Intangible assets are recorded at a cost of $612,426 and $484,234 as of December 31, 2014 and 2013, respectively. Amortization expense was $32,157 and $26,044 for the years ended December 31, 2014 and 2013, respectively. As of December 31, 2014, future amortization expense for intangible assets is estimated to be approximately $28,500 for each of the years ending December 31, 2015 through 2019, and approximately $341,500 in years thereafter.

Impairment of Long-lived Assets

Management reviews and evaluates long lived assets for impairment when events or changes in circumstances indicate that the related carrying amounts may not be recoverable. Recoverability is measured by comparing the total estimated future cash flows on an undiscounted basis to the carrying amount of the assets. If such assets are considered to be impaired, an impairment loss is measured and recorded based on the amount that carrying value exceeds discounted estimated future cash flows. Management's estimates of future cash flows are based on numerous assumptions, and it is possible that actual future cash flows will be significantly different than the estimates, which are subject to significant risks and uncertainties. Management believes there is no impairment to long lived assets as of December 31, 2014 and 2013.

Offering Costs

Offering costs consist principally of legal, accounting and underwriters' fees incurred that are directly attributable to equity and debt offerings. Offering costs related to the equity offering were charged against the gross proceeds received upon the completion of the Offering. Offering costs attributable to debt offerings are amortized over the term of the related debt. Offering costs are included in other non-current assets. As of December 31, 2014 and 2013, approximately $104,000 and $154,000, respectively, of deferred offering costs were included in other non-current assets.

Research and Development

Research and development costs are charged to operations when incurred and are included in selling and administrative expenses. The amounts charged for the years ended December 31, 2014 and 2013 were $362,348 and $285,811, respectively.

Net Loss Per Share

Net loss per share is calculated using the two-class method per U.S. GAAP. Under the two-class method, the Company treats only the portion of the periodic adjustment to the puttable common stock's carrying amount that reflects redemption in excess of fair value like a dividend. Basic and diluted net loss per share has been computed using the weighted-average number of shares of common stock outstanding during the periods as follows:

	For the year ended December 31,
	2014		2013
	Common	Puttable	Common	Puttable
Weighted average shares of stock used in basic and diluted loss per share	11,800,874	85,247	7,903,373	25,538

Allocation of net loss	$(3,800,954)	$(27,457)	$(3,938,862)	$(12,728)

Basic and diluted net loss per share	$(0.32)	$(0.32)	$(0.50)	$(0.50)

The weighted average number of shares used to compute diluted net loss per share excludes any assumed exercise of stock options and warrants as the effect would be antidilutive. Common stock equivalents of approximately 10.9 million and 2.4 million for the years ended December 31, 2014 and 2013, respectively, were excluded from the calculation because of their antidilutive effect.

Income Taxes

Deferred income tax assets and liabilities arise from temporary differences associated with differences between the financial statements and tax basis of assets and liabilities, as measured by the enacted tax rates which are expected to be in effect when these differences reverse. Deferred tax assets and liabilities are classified as current or non-current, depending on the classification of the assets or liabilities to which they relate. Deferred tax assets and liabilities not related to an asset or liability are classified as current or non-current depending on the periods in which the temporary differences are expected to reverse. The Company is no longer subject to U.S. federal, state, and local income tax examinations by tax authorities for years before 2011.

The Company records a liability for uncertain tax positions when it is probable that a loss has been incurred and the amount can be reasonably estimated. The Company recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses. As of December 31, 2014 and 2013, no liabilities for uncertain tax positions have been recorded.

Stock-Based Compensation

The Company accounts for stock options to employees and nonemployee board members based on the estimated fair value at the option grant date. The Company measures the cost of employee services received in exchange for stock options based on the grant date fair value of the award and recognizes the cost over the period the employee is required to provide services for the award.

The Company generally utilizes the Black-Scholes option-pricing model to determine fair value of stock option awards. Key assumptions include applicable volatility rates, risk-free interest rates and the instrument's expected remaining life. As allowed by U.S. GAAP, for companies with a short period of publicly traded stock history, the Company's estimate of expected volatility and expected term are primarily based on the average volatilities and expected terms of identified companies with similar attributes to the Company, including industry, stage of life cycle, size and financial leverage. The risk-free rate for periods within the contractual life of the warrant is based on the U.S. Treasury yield curve in effect at the time of grant valuation. These assumptions require significant management judgment.

Advertising

The Company expenses advertising and marketing costs as incurred. Advertising expense was $191,936 and $142,715 for the years ended December 31, 2014 and 2013, respectively. Marketing expense was $106,875 and $125,090 for the years ended December 31, 2014 and 2013, respectively.

Shipping and Handling Costs

Total customer shipping and handling expenses of $24,268 and $26,231 were included in selling, general and administrative expenses for the years ended December 31, 2014 and 2013, respectively.

Warranties

The Company warrants its products against defects in design, materials, and workmanship, generally for four years on average. A provision for estimated future costs relating to warranty expense is considered immaterial to the overall financial statements and therefore is recorded when warranty cost is incurred. Warranty expense totaled $12,144 and $23,768 for the years ended December 31, 2014 and 2013, respectively.

Recent Accounting Pronouncements

In August 2014, the Financial Accounting Standards Board, or FASB issued Accounting Standards Update (ASU) 2014-15, “Presentation of Financial Statements - Going Concern - Disclosures of Uncertainties about an Entity's Ability to Continue as a Going Concern.” ASU 2014-15 provides new guidance related to management's responsibility to evaluate whether there is substantial doubt about an entity's ability to continue as a going concern by incorporating and expanding upon certain principles that are currently in U.S. auditing standards and to provide related footnote disclosures. This new guidance is effective for annual reporting periods ending after December 15, 2016, and for annual periods and interim periods thereafter. Early adoption is permitted. The Company is currently assessing the impact that adopting this new accounting guidance may have on its consolidated financial statements and footnote disclosures.

In June 2014, the FASB, issued ASU No. 2014-12, "Compensation - Stock Compensation (Topic 718): Accounting for Share- Based Payments When the Terms of an Award Provide that a Performance Target Could be Achieved after the Requisite Service Period." ASU 2014-12 requires that a performance target that affects vesting, and that could be achieved after the requisite service period, be treated as a performance condition. As such, the performance target should not be reflected in estimating the grant date fair value of the award. This update further clarifies that compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the period(s) for which the requisite service has already been rendered. The updated guidance is effective for annual reporting periods beginning after December 15, 2015, including interim periods within that reporting period. Early adoption is permitted. The Company does not anticipate that the adoption of this standard will have a material impact on its consolidated financial statements.

In May 2014, the FASB issued ASU No. 2014-09, "Revenue from Contracts with Customers (Topic 606)." ASU 2014-09 outlines a new, single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. This new revenue recognition model provides a five-step analysis in determining when and how revenue is recognized. The new model will require revenue recognition to depict the transfer of promised goods or services to customers in an amount that reflects the consideration a company expects to receive in exchange for those goods or services. The updated guidance is effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early adoption is not permitted. The Company is currently assessing the impact that adopting this new accounting guidance may have on its consolidated financial statements and footnote disclosures.

In July 2013, the Financial Accounting Standards Board, or FASB, issued Accounting Standards Update (ASU) No. 2013-11 “Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists.” Under ASU 2013-11, an entity is required to present an unrecognized tax benefit, or a portion of an unrecognized tax benefit, in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. If a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. ASU 2013-11 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The adoption of this guidance affects presentation only and, therefore, did not have a material impact on the Company's financial condition, results of operations or cash flows.